Loss Per Share - Summary of Computation of Basic and Diluted Loss Per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Basic loss per share	$ (0.02)	$ (0.01)	$ (0.01)
Diluted loss per share	$ (0.02)	$ (0.01)	$ (0.01)
Loss Per Share (Basic and Diluted):
Loss after tax for the year from continuing and discontinuing operations	$ (21,759,358)	$ (8,697,037)	$ (7,118,288)
Loss after tax from continuing operations	$ (21,759,358)	$ (8,697,037)	$ (5,818,975)
Weighted Average Number of Ordinary Shares - Basic and Diluted
Weighted average number of ordinary shares used in calculating basic loss per share:	1,353,350,744	779,941,036	544,871,870
Weighted average number of ordinary shares used in the calculation of diluted loss per share	1,353,350,744	779,941,036	544,871,870
Employee Options
Weighted Average Number of Ordinary Shares - Basic and Diluted
Shares deemed to be issued for no consideration in respect of employee options	31,065,272	20,056,450	5,296,550
Potential ordinary shares which are anti-dilutive and excluded	(31,065,272)	(20,056,450)	(5,296,550)
Warrants
Weighted Average Number of Ordinary Shares - Basic and Diluted
Shares deemed to be issued for no consideration in respect of warrants	142,000,000	166,082,988	40,207,472
Potential ordinary shares which are anti-dilutive and excluded	(142,000,000)	(166,082,988)	(40,207,472)